Morgan, Lewis & Bockius LLP 2020 K Street NW Washington, DC 20006-1806 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com

W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

December 16, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 497”). The purpose of PEA No. 497 is to: (i) incorporate updated financial information for the fiscal year ended August 31, 2015 for the Trust’s WisdomTree Alternative Funds, WisdomTree Fixed Income Funds, and WisdomTree Currency Strategy Funds (the “Funds”); and (ii) make other non-material changes to the Funds’ Prospectuses and Statement of Additional Information dated January 1, 2016.

I hereby certify that PEA No. 497 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire